Fees Summary	Aug. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,643,375,713.71
Previously Paid Amount	0
Total Fee Amount	242,562.26
Total Offset Amount	0
Net Fee	$ 242,562.26